Quarterly Holdings Report
for
Fidelity SAI Sustainable Sector Fund
August 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT1-1022
1.9905637.100
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	261	4,578
Entertainment - 1.7%
Cinemark Holdings, Inc. (a)	174	2,450
Electronic Arts, Inc.	7	888
Netflix, Inc. (a)	63	14,084
Sea Ltd. ADR (a)	70	4,340
Take-Two Interactive Software, Inc. (a)	35	4,290
The Walt Disney Co. (a)	121	13,562
Warner Bros Discovery, Inc. (a)	106	1,403
		41,017
Interactive Media & Services - 5.9%
Alphabet, Inc. Class A (a)	839	90,797
Meta Platforms, Inc. Class A (a)	260	42,362
Snap, Inc. Class A (a)	365	3,971
Tongdao Liepin Group (a)	571	712
Twitter, Inc. (a)	59	2,286
		140,128
Media - 0.2%
Comcast Corp. Class A	154	5,573
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	118	16,987
TOTAL COMMUNICATION SERVICES		208,283
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
Lear Corp.	20	2,773
Automobiles - 1.8%
Ferrari NV	10	1,947
Tesla, Inc. (a)	149	41,066
		43,013
Distributors - 0.3%
LKQ Corp.	127	6,759
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (a)	6	11,255
Compass Group PLC	209	4,496
Marriott International, Inc. Class A	98	15,067
		30,818
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	30	3,311
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	709	89,880
eBay, Inc.	149	6,575
Uber Technologies, Inc. (a)	309	8,887
		105,342
Multiline Retail - 0.1%
Nordstrom, Inc.	118	2,019
Specialty Retail - 2.3%
Burlington Stores, Inc. (a)	16	2,243
Industria de Diseno Textil SA	228	4,923
Lowe's Companies, Inc.	116	22,520
The Home Depot, Inc.	44	12,690
TJX Companies, Inc.	213	13,281
		55,657
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	51	5,429
PVH Corp.	70	3,938
Tapestry, Inc.	212	7,363
		16,730
TOTAL CONSUMER DISCRETIONARY		266,422
CONSUMER STAPLES - 5.9%
Beverages - 1.6%
The Coca-Cola Co.	640	39,494
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	55	28,716
Sysco Corp.	231	18,993
Walmart, Inc.	11	1,458
		49,167
Food Products - 0.7%
Bunge Ltd.	166	16,462
Household Products - 0.7%
Procter & Gamble Co.	120	16,553
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	74	18,824
TOTAL CONSUMER STAPLES		140,500
ENERGY - 5.0%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	245	9,347
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd.	202	11,074
Exxon Mobil Corp.	474	45,310
Hess Corp.	104	12,561
Imperial Oil Ltd.	205	10,062
MEG Energy Corp. (a)	673	9,408
Phillips 66 Co.	79	7,067
Tourmaline Oil Corp.	92	5,439
Valero Energy Corp.	83	9,721
		110,642
TOTAL ENERGY		119,989
FINANCIALS - 10.6%
Banks - 5.6%
Bank of America Corp.	1,226	41,206
BankUnited, Inc.	63	2,334
BNP Paribas SA	41	1,905
Citizens Financial Group, Inc.	130	4,768
Comerica, Inc.	56	4,497
Eurobank Ergasias Services and Holdings SA ADR (a)	4,184	1,807
First Horizon National Corp.	109	2,466
JPMorgan Chase & Co.	118	13,420
Piraeus Financial Holdings SA (a)	303	319
PNC Financial Services Group, Inc.	49	7,742
Silvergate Capital Corp. (a)	9	820
Societe Generale Series A	90	1,984
SVB Financial Group (a)	9	3,659
U.S. Bancorp	251	11,448
UniCredit SpA	180	1,761
Wells Fargo & Co.	803	35,099
		135,235
Capital Markets - 1.8%
Bank of New York Mellon Corp.	380	15,781
BlackRock, Inc. Class A	11	7,330
Cboe Global Markets, Inc.	15	1,770
Goldman Sachs Group, Inc.	11	3,659
Intercontinental Exchange, Inc.	90	9,077
State Street Corp.	97	6,630
		44,247
Consumer Finance - 0.7%
American Express Co.	54	8,208
Capital One Financial Corp.	46	4,868
OneMain Holdings, Inc.	69	2,410
		15,486
Insurance - 2.5%
Arthur J. Gallagher & Co.	39	7,081
Assurant, Inc.	11	1,743
Globe Life, Inc.	59	5,734
Hartford Financial Services Group, Inc.	107	6,881
Marsh & McLennan Companies, Inc.	102	16,460
Prudential PLC	64	672
The Travelers Companies, Inc.	133	21,498
		60,069
TOTAL FINANCIALS		255,037
HEALTH CARE - 14.6%
Biotechnology - 2.4%
AbbVie, Inc.	44	5,916
Alnylam Pharmaceuticals, Inc. (a)	27	5,580
Argenx SE ADR (a)	18	6,802
Beam Therapeutics, Inc. (a)	34	1,856
Innovent Biologics, Inc. (a)(b)	658	2,774
Legend Biotech Corp. ADR (a)	80	3,719
PTC Therapeutics, Inc. (a)	44	2,197
Regeneron Pharmaceuticals, Inc. (a)	16	9,297
Relay Therapeutics, Inc. (a)	117	2,687
Sarepta Therapeutics, Inc. (a)	36	3,938
Vertex Pharmaceuticals, Inc. (a)	21	5,917
Xencor, Inc. (a)	117	3,088
Zai Lab Ltd. (a)	447	1,982
Zentalis Pharmaceuticals, Inc. (a)	77	2,064
		57,817
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	523	21,082
Insulet Corp. (a)	30	7,664
Masimo Corp. (a)	41	6,022
Nevro Corp. (a)	76	3,444
Penumbra, Inc. (a)	52	8,537
ResMed, Inc.	35	7,697
Tandem Diabetes Care, Inc. (a)	90	4,117
		58,563
Health Care Providers & Services - 4.7%
Centene Corp. (a)	140	12,564
Cigna Corp.	63	17,857
HCA Holdings, Inc.	45	8,904
Humana, Inc.	40	19,271
LifeStance Health Group, Inc. (a)	412	2,591
Surgery Partners, Inc. (a)	77	2,120
UnitedHealth Group, Inc.	97	50,375
		113,682
Health Care Technology - 0.2%
Doximity, Inc. (a)	64	2,124
Phreesia, Inc. (a)	119	3,054
		5,178
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	51	6,541
Bio-Rad Laboratories, Inc. Class A (a)	8	3,880
Bruker Corp.	93	5,208
Danaher Corp.	83	22,403
Lonza Group AG	6	3,200
Sartorius Stedim Biotech	8	2,940
Thermo Fisher Scientific, Inc.	36	19,632
West Pharmaceutical Services, Inc.	23	6,824
		70,628
Pharmaceuticals - 1.9%
AstraZeneca PLC (United Kingdom)	63	7,793
Bristol-Myers Squibb Co.	101	6,808
Eli Lilly & Co.	69	20,785
Merck & Co., Inc.	55	4,695
Roche Holding AG (participation certificate)	13	4,189
UCB SA	17	1,198
		45,468
TOTAL HEALTH CARE		351,336
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	69	28,988
Airlines - 0.3%
Delta Air Lines, Inc. (a)	251	7,799
Building Products - 1.0%
Trane Technologies PLC	149	22,956
Electrical Equipment - 1.9%
AMETEK, Inc.	236	28,358
Emerson Electric Co.	204	16,675
		45,033
Machinery - 2.1%
Caterpillar, Inc.	107	19,764
Fortive Corp.	466	29,512
		49,276
Professional Services - 0.2%
Dun & Bradstreet Holdings, Inc.	95	1,354
Equifax, Inc.	18	3,398
		4,752
Road & Rail - 1.5%
CSX Corp.	906	28,675
Old Dominion Freight Lines, Inc.	31	8,414
		37,089
TOTAL INDUSTRIALS		195,893
INFORMATION TECHNOLOGY - 25.3%
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	125	9,191
IT Services - 3.6%
Accenture PLC Class A	12	3,462
Block, Inc. Class A (a)	101	6,960
Capgemini SA	27	4,694
Cognizant Technology Solutions Corp. Class A	162	10,234
Dlocal Ltd. (a)	158	3,929
MasterCard, Inc. Class A	18	5,839
MongoDB, Inc. Class A (a)	26	8,394
Twilio, Inc. Class A (a)	59	4,105
Visa, Inc. Class A	180	35,768
Wix.com Ltd. (a)	40	2,532
Worldline SA (a)(b)	27	1,157
		87,074
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	52	4,413
ASML Holding NV (Netherlands)	8	3,905
Lam Research Corp.	24	10,510
Marvell Technology, Inc.	138	6,461
Micron Technology, Inc.	238	13,454
NVIDIA Corp.	237	35,773
NXP Semiconductors NV	58	9,546
Renesas Electronics Corp. (a)	800	7,575
SolarEdge Technologies, Inc. (a)	23	6,347
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	119	9,919
		107,903
Software - 10.6%
Adobe, Inc. (a)	55	20,539
Autodesk, Inc. (a)	44	8,877
Black Knight, Inc. (a)	23	1,522
Coupa Software, Inc. (a)	60	3,504
Elastic NV (a)	40	3,356
HubSpot, Inc. (a)	22	7,415
Intuit, Inc.	34	14,681
Microsoft Corp.	625	163,411
Otonomo Technologies Ltd. (a)	441	190
Salesforce.com, Inc. (a)	114	17,798
Synopsys, Inc. (a)	27	9,343
Workday, Inc. Class A (a)	29	4,772
		255,408
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	944	148,416
TOTAL INFORMATION TECHNOLOGY		607,992
MATERIALS - 2.7%
Chemicals - 2.7%
CF Industries Holdings, Inc.	195	20,175
Linde PLC	73	20,649
Sherwin-Williams Co.	79	18,336
Valvoline, Inc.	183	5,320
		64,480
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	11	1,687
American Tower Corp.	43	10,924
Corporate Office Properties Trust (SBI)	122	3,152
Crown Castle International Corp.	82	14,008
CubeSmart	70	3,224
Equinix, Inc.	8	5,259
Equity Lifestyle Properties, Inc.	77	5,398
Essex Property Trust, Inc.	9	2,386
Host Hotels & Resorts, Inc.	279	4,958
Mid-America Apartment Communities, Inc.	19	3,148
Prologis (REIT), Inc.	59	7,346
Simon Property Group, Inc.	34	3,467
Ventas, Inc.	56	2,680
Washington REIT (SBI)	131	2,569
Welltower Op	50	3,833
		74,039
UTILITIES - 2.9%
Electric Utilities - 1.7%
Edison International	36	2,440
Exelon Corp.	147	6,455
FirstEnergy Corp.	103	4,074
NextEra Energy, Inc.	180	15,311
PG&E Corp. (a)	324	3,995
Southern Co.	115	8,863
		41,138
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	249	6,337
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	149	4,698
Dominion Energy, Inc.	78	6,380
NiSource, Inc.	131	3,866
Sempra Energy	43	7,094
		22,038
TOTAL UTILITIES		69,513
TOTAL COMMON STOCKS (Cost $2,555,533)		2,353,484

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c) (Cost $27,723)	27,717	27,723

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,583,256)	2,381,207
NET OTHER ASSETS (LIABILITIES) - 0.7%	16,995
NET ASSETS - 100.0%	2,398,202

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,931 or 0.2% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	20,845	523,854	516,976	156	-	-	27,723	0.0%
Total	20,845	523,854	516,976	156	-	-	27,723

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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